ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2019
ISSUED CAPITAL.
Schedule of total ordinary shares issued and outstanding

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding as at 31 December 2018	687,462,327
Shares issued during the year	104,995
Total shares issued and outstanding as at 30 June 2019	687,567,322